Average balance sheet and interest rates (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 774,944	$ 752,294	$ 721,843
Interest Income	$ 32,571	$ 31,232	$ 31,822
Average Rate - Interest earning assets (as a percent)	4.20%	4.20%	4.40%
Average Balance - Non-Interest earning assets	$ 109,680	$ 112,231	$ 121,712
Average Balance - Total assets	884,624	864,525	843,555
Average Balance - Interest bearing liabilities	715,509	694,924	667,276
Interest Expense	$ 16,066	$ 15,716	$ 16,674
Average Rate - Interest bearing liabilities (as a percent)	2.20%	2.30%	2.50%
Average Balance - Non-interest bearing liabilities	$ 107,067	$ 111,025	$ 119,808
Average Balance - Total liabilities	822,576	805,949	787,084
Average Balance - Shareholders' equity	62,017	58,556	55,896
Average Balance - Non-controlling interests	31	20	575
Average Balance - Total equity	62,048	58,576	56,471
Average Balance - Total liabilities and equity	884,624	864,525	843,555
Payables due to other financial institutions | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	16,180	15,740	16,570
Interest Expense	$ 262	$ 241	$ 301
Average Rate - Interest bearing liabilities (as a percent)	1.60%	1.50%	1.80%
Payables due to other financial institutions | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 1,135	$ 642	$ 567
Interest Expense	$ 17	$ 9	$ 10
Average Rate - Interest bearing liabilities (as a percent)	1.50%	1.40%	1.80%
Payables due to other financial institutions | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 1,963	$ 2,451	$ 2,811
Interest Expense	$ 40	$ 29	$ 34
Average Rate - Interest bearing liabilities (as a percent)	2.00%	1.20%	1.20%
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 422,006	$ 409,586	$ 376,115
Interest Expense	$ 7,308	$ 7,344	$ 7,801
Average Rate - Interest bearing liabilities (as a percent)	1.70%	1.80%	2.10%
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 51,368	$ 51,042	$ 48,251
Interest Expense	$ 1,196	$ 1,173	$ 1,280
Average Rate - Interest bearing liabilities (as a percent)	2.30%	2.30%	2.70%
Deposits and other borrowings | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 26,599	$ 24,085	$ 29,336
Interest Expense	$ 517	$ 351	$ 288
Average Rate - Interest bearing liabilities (as a percent)	1.90%	1.50%	1.00%
Loan capital | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 15,028	$ 15,841	$ 12,150
Interest Expense	$ 635	$ 638	$ 513
Average Rate - Interest bearing liabilities (as a percent)	4.20%	4.00%	4.20%
Loan capital | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 1,645	$ 43
Interest Expense	$ 84	$ 2
Average Rate - Interest bearing liabilities (as a percent)	5.10%	4.70%
Loan capital | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 1,324	$ 1,324	$ 1,687
Interest Expense	$ 55	$ 53	$ 76
Average Rate - Interest bearing liabilities (as a percent)	4.20%	4.00%	4.50%
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 163,949	$ 157,842	$ 164,871
Interest Expense	$ 5,369	$ 5,117	$ 5,574
Average Rate - Interest bearing liabilities (as a percent)	3.30%	3.20%	3.40%
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 14,218	$ 15,821	$ 14,067
Interest Expense	$ 580	$ 747	$ 787
Average Rate - Interest bearing liabilities (as a percent)	4.10%	4.70%	5.60%
Other interest bearing liabilities | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 94	$ 507	$ 851
Interest Expense	$ 3	$ 12	$ 10
Average Rate - Interest bearing liabilities (as a percent)	3.20%	2.40%	1.20%
Deposits and payables due to other financial institutions | Australia
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	$ 42,377	$ 40,514	$ 36,594
Deposits and payables due to other financial institutions | New Zealand
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	5,289	4,716	4,105
Deposits and payables due to other financial institutions | Other Overseas
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	824	869	1,023
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	37,504	42,780	55,956
Life insurance liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	8,874	10,560	10,985
Other liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	12,199	11,586	11,145
Receivables due from other financial institutions | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets	4,169	7,422	9,616
Interest Income	$ 77	$ 82	$ 84
Average Rate - Interest earning assets (as a percent)	1.80%	1.10%	0.90%
Receivables due from other financial institutions | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 350	$ 850	$ 449
Interest Income	$ 6	$ 8	$ 6
Average Rate - Interest earning assets (as a percent)	1.70%	0.90%	1.30%
Receivables due from other financial institutions | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 1,046	$ 851	$ 1,292
Interest Income	$ 25	$ 20	$ 10
Average Rate - Interest earning assets (as a percent)	2.40%	2.40%	0.80%
Trading securities and financial assets designated at fair value | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 17,420	$ 18,418	$ 18,632
Interest Income	$ 423	$ 416	$ 481
Average Rate - Interest earning assets (as a percent)	2.40%	2.30%	2.60%
Trading securities and financial assets designated at fair value | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 3,538	$ 4,238	$ 4,105
Interest Income	$ 80	$ 96	$ 118
Average Rate - Interest earning assets (as a percent)	2.30%	2.30%	2.90%
Trading securities and financial assets designated at fair value | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 2,286	$ 3,214	$ 3,339
Interest Income	$ 39	$ 46	$ 46
Average Rate - Interest earning assets (as a percent)	1.70%	1.40%	1.40%
Available-for-sale securities | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 55,458	$ 52,457	$ 48,151
Interest Income	$ 1,692	$ 1,573	$ 1,581
Average Rate - Interest earning assets (as a percent)	3.10%	3.00%	3.30%
Available-for-sale securities | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 3,304	$ 3,479	$ 3,193
Interest Income	$ 136	$ 147	$ 141
Average Rate - Interest earning assets (as a percent)	4.10%	4.20%	4.40%
Available-for-sale securities | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 2,778	$ 2,272	$ 2,710
Interest Income	$ 86	$ 75	$ 86
Average Rate - Interest earning assets (as a percent)	3.10%	3.30%	3.20%
Regulatory deposits with central banks overseas | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 1,040	$ 1,035	$ 1,197
Interest Income	$ 23	$ 17	$ 13
Average Rate - Interest earning assets (as a percent)	2.20%	1.60%	1.10%
Loans and other receivables | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 579,749	$ 557,865	$ 532,172
Interest Income	$ 25,709	$ 24,772	$ 25,162
Average Rate - Interest earning assets (as a percent)	4.40%	4.40%	4.70%
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 73,804	$ 72,938	$ 68,370
Interest Income	$ 3,514	$ 3,460	$ 3,617
Average Rate - Interest earning assets (as a percent)	4.80%	4.70%	5.30%
Loans and other receivables | Other Overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 30,002	$ 27,255	$ 28,617
Interest Income	$ 761	$ 520	$ 477
Average Rate - Interest earning assets (as a percent)	2.50%	1.90%	1.70%
Cash, receivables due from other financial institutions and regulatory deposits
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	$ 2,376	$ 2,000	$ 2,431
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	34,702	37,673	48,666
Life insurance assets
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	10,664	12,447	12,702
Other assets
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	$ 61,938	$ 60,111	$ 57,913